CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ (32,385)	$ (11,281)	$ (64,969)	$ (32,095)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	416	207	1,041	629
Noncash operating lease expense	60
Amortization of premiums and discounts on marketable securities	110		210
Share-based compensation	4,481	757	6,754	1,051
Loss on disposal of property and equipment			3
Changes in operating assets and liabilities:
Prepaid expenses and other current and non-current assets	(8,423)	48	(6,059)	331
Accounts payable and other current liabilities	696	321	974	(1,333)
Accrued liabilities	2,563	392	7,764	2,776
Operating lease liabilities	(104)
Deferred rent		49	44	(21)
Net cash used in operating activities	(32,586)	(9,507)	(54,238)	(28,662)
Cash flows from investing activities
Purchases of property and equipment	(467)	(1,066)	(5,783)	(888)
Purchases of marketable securities	(27,026)		(74,193)
Proceeds from maturities of marketable securities	16,850
Net cash used in investing activities	(10,643)	(1,066)	(79,976)	(888)
Cash flows from financing activities
Payments under capital leases			(387)
Proceeds from the exercise of stock options	429	7	432	40
Payments of deferred offering costs		(14)	(688)	(1,185)
Payment for repurchase of restricted stock			(24)
Proceeds from issuance of Series C redeemable convertible preferred stock, net of transaction costs		81,756
Proceeds from issuance of common stock (initial public offering), net of transactions costs	129,156
Proceeds from issuance of common stock (private placement), net of transactions costs	10,000
Payments under finance leases	(29)	(121)
Net cash provided by financing activities	139,556	81,628	118,451	41,656
Net increase in cash and cash equivalents and restricted cash	96,327	71,055	(15,763)	12,106
Cash and cash equivalents and restricted cash, beginning of the year	31,032	46,795	46,795	34,689
Cash and cash equivalents and restricted cash, end of the period	127,359	117,850	31,032	46,795
Supplemental disclosures of noncash investing and financing activities:
Purchase of property and equipment included in accounts payable and accrued liabilities	35	$ 238	278	311
Deferred offering costs included in accrued liabilities	$ 42		1,301	576
Series B Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of Series C redeemable convertible preferred stock, net of transaction costs				$ 42,801
Series C Redeemable Convertible Preferred Stock
Cash flows from financing activities
Proceeds from issuance of Series C redeemable convertible preferred stock, net of transaction costs			$ 119,118